Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Goodwill
13.	Goodwill
Net book value
Balance at December 31, 2018	—
Acquisitions through business combinations (note 6)	107,053
Foreign currency translation	4,692
Impairment	(100,305)
Balance at December 31, 2019	11,440
Disposition of Bridge Farm (note 5)	(11,345)
Foreign currency translation	(95)
Balance at December 31, 2020	—

At December 31, 2019, the Company recorded a goodwill impairment of $100.3 million based on significant delays and uncertainties in the licensing and regulatory framework in the U.K. The goodwill impairment was recognized in the Bridge Farm CBD CGU and is the full amount of goodwill that was attributable to this CGU. The Bridge Farm CBD CGU was the business line focused on developing a CBD business in the U.K. The recoverable amount of the CGU was determined to be its fair value less costs of disposal and was categorized as level 3 in the fair value hierarchy.

At December 31, 2019, goodwill was comprised of the goodwill in the Bridge Farm nursery business (flowers, plants and herbs) which was disposed of as part of the sale of Bridge Farm (note 5).